Financial Instruments by Category - Additional Information (Details) - Financial assets at fair value through profit or loss - KRW (₩) ₩ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Short-term financial instruments	₩ 5,000,000	₩ 0
Level 2
Disclosure of detailed information about financial instruments [line items]
Short-term financial instruments	₩ 5,000,000